Concentrations of Credit Risk - Schedule of Customer Concentration Estimated Renewal Commissions (Details) - Customer Concentration Risk [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Sinatay Life Insurance Co., Ltd. (“Sinatay”) [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Net revenues	¥ 177,868		¥ 438,026		¥ 497,143
Concentration risk percentage	9.80%		15.30%		19.60%
Aeon Life Insurance Co., Ltd. (“Aeon”) [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Net revenues		[1]	¥ 295,217			[1]
Concentration risk percentage		[1]	10.30%			[1]
Ping An Property & Casualty Insurance Company of China, Ltd. (“Ping An”) [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Net revenues	¥ 175,205			[1]		[1]
Concentration risk percentage	9.70%			[1]		[1]
Customer [Member] | Net Revenues [Member]
Concentration Risk [Line Items]
Net revenues	¥ 353,073		¥ 733,243		¥ 497,143
Concentration risk percentage	19.50%		25.60%		19.60%
Customer [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.80%		31.00%
Accounts receivable	¥ 58,630		¥ 120,574
Sinatay [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.50%		14.70%
Accounts receivable	¥ 29,567		¥ 57,119
Greatwall Life Insurance Co., Ltd [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		[2]	16.30%
Accounts receivable		[2]	¥ 63,455
Fanhua RONS [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.30%			[2]
Accounts receivable	¥ 29,063			[2]

[1]	represented less than 10% of total net revenues for the year.
[2]	represented less than 10% of accounts receivable as of the year end.